Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

Collection Period Start	1-Dec-20	Distribution Date	15-Jan-21
Collection Period End	31-Dec-20	30/360 Days	30
Beg. of Interest Period	15-Dec-20	Actual/360 Days	31
End of Interest Period	15-Jan-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,024,096.62	893,556,707.23	830,292,444.82	0.5513142
Total Securities		1,506,024,096.62	893,556,707.23	830,292,444.82	0.5513142
Class A-1 Notes	2.282220%	169,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.270000%	285,450,000.00	41,542,935.84	6,747,591.51	0.0236384
Class A-2b Notes	0.428630%	233,550,000.00	33,989,674.77	5,520,756.69	0.0236384
Class A-3 Notes	2.270000%	456,000,000.00	456,000,000.00	456,000,000.00	1.0000000
Class A-4 Notes	2.290000%	106,000,000.00	106,000,000.00	106,000,000.00	1.0000000
Certificates	0.000000%	256,024,096.62	256,024,096.62	256,024,096.62	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	34,795,344.33	78,585.39	121.8964594	0.2753035
Class A-2b Notes	28,468,918.08	12,545.52	121.8964593	0.0537166
Class A-3 Notes	0.00	862,600.00	0.0000000	1.8916667
Class A-4 Notes	0.00	202,283.33	0.0000000	1.9083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	63,264,262.41	1,156,014.24

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					12,476,025.40
Monthly Interest					6,300,550.41

Total Monthly Payments					18,776,575.81
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					605,768.33
Aggregate Sales Proceeds Advance					24,495,905.53

Total Advances					25,101,673.86
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					43,542,761.31
Excess Wear and Tear and Excess Mileage					268,954.25
Remaining Payoffs					0.00
Net Insurance Proceeds					1,146,171.65
Residual Value Surplus					3,442,418.48

Total Collections					92,278,555.36

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		14,592,564.27			889
Involuntary Repossession		168,368.00			11
Voluntary Repossession		246,424.00			14
Full Termination		12,553,360.00			799
Bankruptcty		53,098.00			4
Insurance Payoff			1,135,307.81		61
Customer Payoff				450,049.39	26
Grounding Dealer Payoff				14,492,236.83	823
Dealer Purchase				2,778,353.38	140

Total		27,613,814.27	1,135,307.81	17,720,639.60	2,767

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	52,682	1,109,501,658.14	7.00000%	893,556,707.23
Total Depreciation Received		(16,667,843.10)		(13,491,832.87)
Principal Amount of Gross Losses	(94)	(1,784,264.90)		(1,457,688.09)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,181)	(22,173,410.48)		(17,975,295.74)
Scheduled Terminations	(2,196)	(38,229,355.10)		(30,339,445.71)

Pool Balance - End of Period	49,211	1,030,646,784.56		830,292,444.82
Remaining Pool Balance
Lease Payment				168,243,669.66
Residual Value				662,048,775.16

Total				830,292,444.82

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	92,278,555.36
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	92,278,555.36
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	717,017.17
3. Reimbursement of Sales Proceeds Advance	14,181,006.90
4. Servicing Fee:
Servicing Fee Due	744,630.59
Servicing Fee Paid	744,630.59
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	15,642,654.66
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	78,585.39
Class A-2a Notes Monthly Interest Paid	78,585.39
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	12,545.52
Class A-2b Notes Monthly Interest Paid	12,545.52
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	862,600.00
Class A-3 Notes Monthly Interest Paid	862,600.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	202,283.33
Class A-4 Notes Monthly Interest Paid	202,283.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,156,014.24
Total Note and Certificate Monthly Interest Paid	1,156,014.24
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	75,479,886.46
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	63,264,262.41
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	63,264,262.41
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	12,215,624.05

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,120.48
Required Reserve Account Amount			7,530,120.48
Beginning Reserve Account Balance			7,530,120.48
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,120.48
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			12,215,624.05
Gross Reserve Account Balance			19,745,744.53
Remaining Available Collections Released to Seller			12,215,624.05
Total Ending Reserve Account Balance			7,530,120.48

V. POOL STATISTICS

Weighted Average Remaining Maturity			9.73
Monthly Prepayment Speed			82%
Lifetime Prepayment Speed			64%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,744,169.95
Securitization Value of Defaulted Receivables and Casualty Receivables		1,457,688.09	94
Aggregate Defaulted and Casualty Gain (Loss)		286,481.86
Pool Balance at Beginning of Collection Period		893,556,707.23
Net Loss Ratio
Current Collection Period		0.0321%
Preceding Collection Period		-0.0221%
Second Preceding Collection Period		0.0429%
Third Preceding Collection Period		0.0302%
Cumulative Net Losses for all Periods		0.0680%	1,024,122.50

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.56%	4,963,315.69	319
61-90 Days Delinquent	0.16%	1,415,328.36	93
91-120 Days Delinquent	0.06%	534,340.78	34
More than 120 Days	0.01%	117,415.78	7

Total Delinquent Receivables:	0.77%	7,030,400.61	453

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.23%	0.25%
Preceding Collection Period		0.20%	0.22%
Second Preceding Collection Period		0.19%	0.20%
Third Preceding Collection Period		0.19%	0.21%
60 Day Delinquent Receivables		2,431,051.21
Delinquency Percentage		0.27%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		27,145,924.27	1,688
Securitization Value		24,031,893.67	1,688

Aggregate Residual Value Surplus (Loss)		3,114,030.60

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		190,050,088.61	11,508
Cumulative Securitization Value		166,818,849.53	11,508

Cumulative Residual Value Surplus (Loss)		23,231,239.08

Book Amount of Extensions		2,296,974.27
Number of Extensions		113

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			19,814,833.07
Reimbursement of Outstanding Advance			14,181,006.90
Additional Advances for current period			24,495,905.53

Ending Balance of Residual Advance			30,129,731.70

Beginning Balance of Payment Advance			1,724,687.79
Reimbursement of Outstanding Payment Advance			717,017.17
Additional Payment Advances for current period			605,768.33

Ending Balance of Payment Advance			1,613,438.95

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO